INCOME TAX - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ (589,170)	$ (307,348)
Deferred	6,219,215	3,703,105
Total	$ 5,630,045	$ 3,395,757